GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-       GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company activity). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2014, 2013 and 2012 and real estate property as of December, 31, 2014, 2013 and 2012.

	2014		2013		2012
	Total	Real Estate	Total	Real Estate	Total	Real Estate
	revenues	Property, net	revenues	Property, net	revenues	Property, net

Europe	$12,830	$166,921	$12,973	$187,990	$12,948	$185,678
United States	1,108	18,283	738	21,771	728	9,148

	$13,938	$185,204	$13,711	$209,761	$13,676	$194,826